Cost of Sales - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost of Sales [abstract]
Operating expenses	$ 47,540	$ 39,189
Transportation costs	3,841	3,357
Depreciation	5,120	8,728
Change in inventory	85	241
Cost of sales	$ 56,586	$ 51,515